Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements
The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2018	2017
Income taxes benefit computed at statutory rate	$(955,548)	$(1,734,396)
State income tax benefit, net	(188,002)	(176,082)
Change in effective tax rate	—	2,701,758
Other	(24,357)	(369,400)
Change in valuation allowance	1,167,907	(421,880)
Total	$—	$—

Components of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2018	2017
In-process research and development	$736,325	$736,325
Net operating loss carry forward	5,807,112	4,759,727
R&D credit	310,682	211,461
Share-based compensation	33,943	9,424
Other	2,607	5,825
	6,890,669	5,722,762
Less: valuation allowance	(6,890,669)	(5,722,762)
Total	$—	$—